Federal Home Loan Bank Advances and Other Borrowings (FY) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Long-term Federal Home Loan Bank Advances	$ 0
Long-term advance dated January 10, 2007, Fixed Interest at 4.25, with a put option exercisable in January 2008 and then quarterly thereafter, principal due in January 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Long-term Federal Home Loan Bank Advances		$ 5,000,000